Johnson & Johnson Pension and Savings Plans Master Trust - Narrative (Details) - EBP 100 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments	$ 26,758,159,368	$ 23,472,930,960
Unfunded commitments	$ 1,842,342,412	$ 2,032,793,729
Common collective trusts | Passive
EBP, Master Trust [Line Items]
Investment, percent	73.00%	69.00%
Common collective trusts | Active
EBP, Master Trust [Line Items]
Investment, percent	27.00%	31.00%
Private Equity Funds
EBP, Master Trust [Line Items]
Investment, percent	58.00%	58.00%
Private Equity Funds | Co-Investments
EBP, Master Trust [Line Items]
Investment, percent	16.00%	17.00%
Real Assets
EBP, Master Trust [Line Items]
Investment, percent	17.00%	15.00%
Private Credit
EBP, Master Trust [Line Items]
Investment, percent	25.00%	27.00%
Limited Partnerships/Co-Investments
EBP, Master Trust [Line Items]
Extension terms	2 years	4 years
Synthetic Investment Contract
EBP, Master Trust [Line Items]
Investment, contract value	$ 1,635,918,229	$ 1,768,181,421
Repurchase Agreements
EBP, Master Trust [Line Items]
Total investments	$ 1,189,288,085	$ 1,139,063,013
Common Collective Trust, U.S. Equities
EBP, Master Trust [Line Items]
Investment, percent	63.00%	61.00%
Common Collective Trust, Global Equities And Emerging Markets
EBP, Master Trust [Line Items]
Investment, percent	23.00%	26.00%
Common Collective Trust, Fixed Income
EBP, Master Trust [Line Items]
Investment, percent	14.00%	13.00%
Limited Partnerships, Emerging Market Long-Only Equity Funds
EBP, Master Trust [Line Items]
Investment, percent	0.00%	3.00%
Limited Partnerships, Private Market Funds
EBP, Master Trust [Line Items]
Investment, percent	100.00%	97.00%